Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

15. Related Party Transactions

Lilly Agreement

In November 2018, the Company entered into the Lilly Agreement with a stockholder of the Company, Lilly, pursuant to which the Company will use its proprietary FIND-IO platform to identify novel oncology targets for additional collaborative research and drug discovery by the Company and Lilly. Lilly provided to the Company a cash upfront payment of $25.0 million upon entering into the Collaboration Agreement and made a concurrent $15.0 million equity investment in the Company (Note 6 and Note 9).

Consulting Agreement with Scientific Founder

In December 2015, the Company entered into a consulting agreement for scientific advisory services with a founder of the Company (the “Scientific Founder”), who is also a stockholder of the Company. The term of the consulting agreement expires December 31, 2020. Under the agreement, the Scientific Founder is entitled to receive $5,000 per month in consulting fees until the expiration of the agreement. As of December 31, 2018, the amount due under this agreement is $120,000.

Yale License Agreement and Sponsored Research Agreement

In December 2015, the Company entered into a license agreement with Yale University (the “Yale Agreement”), which is also a stockholder of the Company. Under the Yale Agreement, the Company obtained a license to products that either incorporate certain licensed patents used in the discovery of targets or arise out of research and development of the Scientific Founder’s laboratory at Yale, including a proprietary target. The Company is obligated to pay Yale low single‑digit royalties on sales of products that are either covered by the patents licensed to the Company under the Yale Agreement or arise out of the Scientific Founder’s laboratory, subject to minimum annual royalty payments in the low to mid hundreds of thousands of dollars, an annual license maintenance fee in the mid to high tens of thousands of dollars and milestone payments of up to $3.0 million per product.

In connection with the Yale Agreement, the Company also entered into the Corporate Sponsored Research Agreement with Yale (the “SRA”), in which the Company agreed to provide an aggregate of up to $12.4 million to fund a research program aimed at discovering new targets for immunomedicines. The research program is under the direction and supervision of the Scientific Founder. As of December 31, 2018, the Company has made payments in an aggregate of $7.4 million under the SRA, including $2.5 million and $2.1 million in the years ended December 31, 2018 and 2017, respectively.